Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,198,366)	$ (8,375,578)	$ (6,457,677)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt direct write-off and provision	939,720	(706,862)	446,354
Depreciation and amortization	1,256,491	1,750,890	2,082,817
Impairment of long lived assets	148,795	228,506	628,192
Stock based compensation		3,941,600	34,560
Change in fair value of purchase option derivative liability		(64,090)	(401,158)
Change in operating assets:
Accounts receivable, trade	(2,657,283)	(3,307,946)	(1,567,774)
Notes receivable	40,260	21,539	112,803
Inventories and biological assets	1,523,098	(3,615,017)	979,935
Other receivables	(1,927,692)	468,967	(1,010,722)
Advances to suppliers	(171,783)	1,893,857	148,638
Long term deposit	(159,508)	26,910	596,209
Other current assets	376,134	1,004,448	(1,278,833)
Other noncurrent assets	62,394	38,142	87,065
Change in operating liabilities:
Accounts payable, trade	(3,558,050)	6,380,115	(317,755)
Other payables and accrued liabilities	99,132	(183,111)	(967,751)
Customer deposits	678,601	368,690	(22,963)
Taxes payable	1,162,084	66,648	115
Net cash used in operating activities	(5,385,972)	(62,292)	(6,907,945)
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of financial assets available for sale		75,973	14,356
Purchase of financial assets available for sale
Acquisition of equipment and building	(89,960)	(126,766)	(656,297)
Investment in a joint venture		(1,470,119)	(2,567,083)
Purchases of intangible assets	(7,012)	(97,802)	(871,145)
Additions to leasehold improvements	(209,166)	(379,611)	(756,444)
Net cash used in investing activities	(306,138)	(1,998,325)	(4,836,613)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loan		738,315	1,435,620
Repayment of short-term bank loan	(779,059)	(1,476,630)
Proceeds from third parties loan			7,178,100
Repayment of third parties loan	(2,613,965)	(2,395,629)	(658,645)
Proceeds from notes payable	65,370,181	48,292,231	48,974,772
Repayment of notes payable	(57,829,269)	(51,295,776)	(46,896,917)
Increase in financial liability		(73,832)	(7,178)
Exercise of warrants		77,500
Proceeds from sale of stock and warrants		9,287,100	9,273,077
Repayment of other payable-related parties	689,010	(73,426)	(285,123)
Net cash provided by financing activities	4,836,898	3,079,853	19,013,706
EFFECT OF EXCHANGE RATE ON CASH	1,522,146	2,670,802	(1,031,744)
INCREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	666,933	3,690,038	6,237,404
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	34,672,644	30,982,606	24,745,202
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH, end of year	35,339,577	34,672,644	30,982,606
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	3,955	37,738	17,198
Cash paid for interest	$ 262,218	$ 455,187	$ 108,098